                                                      Registration No. 33-57792
                                                                       811-7466



                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
            SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                    N-8B-2


                      Post-Effective Amendment No. 11



                                 VEL II ACCOUNT
           OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (EXACT NAME OF REGISTRANT)


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              440 Lincoln Street
                              Worcester, MA 01653
                      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                            Abigail M. Armstrong, Esq.
                              440 Lincoln Street
                              Worcester, MA 01653
                 (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)


         It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b)
         _X_ on May 1, 1998 pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on (date) pursuant to paragraph (a)(1) of Rule 485
         _X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 will be filed on or about February 27, 1998.

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This Post-Effective Amendment No. 11 under the Securities Act of 1933 is being filed under 485(b)(1)(iii) for the purposes of designating a new effective date of May 1, 1998 for a previously filed post-effective amendment which was incorrectly designated to become effective 60 days after filing pursuant to paragraph (a)(1). All other pertinent information regarding this Registration Statement, including the prospectus was previously filed in Registrant's Post-Effective Amendment No. 10 on February 13, 1998 and is incorporated herein by reference.



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                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 27th day of February, 1998.

                               VEL II ACCOUNT OF
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                       By: /s/ Abigail M. Armstrong
                                           -------------------------------
                                           Abigail M. Armstrong, Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                             Date
----------                         -----                             ----

  /s/ John F. O'Brien              Director and Chairman of          February 27, 1998
------------------------           the Board
John F. O'Brien

 /s/ Bruce C. Anderson             Director
------------------------
Bruce C. Anderson

 /s/ Robert E. Bruce               Director
------------------------
Robert E. Bruce

 /s/ John P. Kavanaugh             Director, Vice President and
------------------------           Chief Investment Officer
John P. Kavanaugh

 /s/ John F. Kelly                 Director, Vice President and
------------------------           General Counsel
John F. Kelly

 /s/ J. Barry May                  Director
------------------------
J. Barry May

 /s/ James R. McAuliffe            Director
------------------------
James R. McAuliffe

 /s/ Edward J. Parry III           Director, Vice President and
------------------------           Chief Financial Officer
Edward J. Parry III

 /s/ Richard M. Reilly             Director, President and
------------------------           Chief Executive Officer
Richard M. Reilly

 /s/ Eric A. Simonsen              Director and Vice President
------------------------
Eric A. Simonsen

 /s/ Phillip E. Soule              Director
------------------------
Phillip E. Soule